UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03129

Morgan Stanley Natural Resource Development Securities Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	February 28, 2007

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments May 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.2%)
	Basic Energy (44.9%)
	Integrated Oil (13.9%)
96,900	Chevron Corp.	$5,793,651
130,000	ConocoPhillips	8,227,700
120,000	Exxon Mobil Corp.	7,309,200
95,400	Suncor Energy, Inc. (Canada)	7,739,802
134,600	Total S.A. (ADR) (France)	8,777,266
		37,847,619
	Oil & Gas Pipelines (4.6%)
50,000	Kinder Morgan, Inc.	5,024,000
335,000	Williams Companies, Inc. (The)	7,571,000
		12,595,000
	Oil & Gas Production (15.3%)
35,500	Apache Corp.	2,303,240
180,000	Chesapeake Energy Corp.	5,506,200
47,400	Devon Energy Corp.	2,718,864
90,000	EOG Resources, Inc.	5,909,400
46,300	Occidental Petroleum Corp.	4,587,867
60,750	Quicksilver Resources Inc.*	2,130,503
182,800	Ultra Petroleum Corp. (Canada)*	10,520,140
195,000	XTO Energy, Inc.	8,037,900
		41,714,114
	Oil Refining/Marketing (11.1%)
120,000	Marathon Oil Corp.	9,006,000
61,900	Sunoco, Inc.	4,245,721
120,200	Tesoro Corp.	8,186,822
141,200	Valero Energy Corp.	8,662,620
		30,101,163

	Total Basic Energy	122,257,896

	Energy Development & Technology (33.5%)
	Contract Drilling (14.3%)
165,000	ENSCO International Inc.	8,248,350
103,700	GlobalSantaFe Corp. (Cayman Islands)	6,235,481
200,000	Nabors Industries Ltd. (Bermuda)*	7,182,000
54,800	Noble Corp. (Cayman Islands)	3,810,244
50,000	Patterson-UTI Energy, Inc.	1,495,000
65,000	Pride International, Inc.*	2,102,750
105,000	Rowan Companies, Inc.	4,181,100
70,000	Transocean Inc. (Cayman Islands)*	5,695,900
		38,950,825
	Oilfield Services/Equipment (19.2%)
103,700	Baker Hughes Inc.	8,949,310
234,000	BJ Services Co.	8,576,100
150,000	Halliburton Co.	11,188,500
80,000	National OilwellVarco Inc.*	5,284,800
170,000	Schlumberger Ltd. (Netherlands Antilles)	11,146,900
170,000	Smith International, Inc.	6,963,200
		52,108,810

	Total Energy Development & Technology	91,059,635

	Industrial Services (1.7%)
	Engineering & Construction
207,000	Chicago Bridge & Iron Company N.V. (Netherlands)		4,694,760

	Metals & Basic Materials (19.1%)
	Aluminum (2.3%)
197,500	Alcoa Inc.		6,264,700

	Chemicals: Major Diversified (0.8%)
55,000	Dow Chemical Co. (The)		2,192,850

	Chemicals: Specialty (a) (3.5%)
50,800	Shin-Etsu Chemical Co., Ltd. (Japan)		2,875,910
776,000	Sumitomo Chemical Co., Ltd. (Japan)		6,720,162
			9,596,072
	Coal (3.7%)
160,000	Peabody Energy Corp.		9,974,400

	Other Metals/Minerals (1.3%)
39,600	Phelps Dodge Corp.		3,307,634

	Precious Metals (2.8%)
50,000	Freeport-McMoRan Copper & Gold, Inc. (Class B)		2,799,500
93,900	Newmont Mining Corp.		4,896,885
			7,696,385
	Pulp & Paper (4.7%)
211,700	International Paper Co.		7,193,566
203,900	MeadWestvaco Corp.		5,586,860
			12,780,426

	Total Metals & Basic Materials		51,812,467

	Total Investments (Cost $143,235,533) (b)	99.2%	269,824,758

	Other Assets in Excess of Liabilities	0.8	2,130,570

	Net Assets	100.0%	$271,955,328

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

Securities with total market value equal to $9,596,072 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $128,374,984 and the aggregate gross unrealized depreciation is $1,785,759, resulting in net unrealized appreciation of $126,589,225.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006